Employee Benefit Plans (Schedule of Assumptions Used) (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Projected benefit obligation: Discount rate	3.93%	5.48%
Net periodic pension income: Amortization period, in years	17 years	18 years
Net periodic pension income: Discount rate	5.48%	5.34%
Net periodic pension income: Expected long-term rate of return on plan assets	7.00%	7.00%